SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Schedule Of Share Based Compensation Weighted Average Assumptions For Granted Options
	Year ended December 31,
	2012	2011	2010

Volatility	82%	83%	79%
Risk-free interest rate	0.69%	1.49%	2.31%
Dividend yield	0%	0%	0%
Expected life (years)	4.5	4.7	5.0

Schedule of Stock-Based Compensation Expenses
	Year ended December 31,
	2012	2011	2010

Research and development expenses, net	$1,298	$1,003	$883
Marketing and business development expenses	192	178	91
General and administrative expenses	979	2,219	1,124

	$2,469	$3,400	$2,098

Employees, Directors And Consultants [Member]
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Schedule Of Option Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value
		$	Years	$

Options outstanding at beginning of year	5,943,400	3.04	6.54	11,298,881
Options granted	1,358,000	4.18		1,391,720
Options exercised	(696,988)	2.70		2,049,848
Options expired	(5,197)	3.86		5,489
Options forfeited	(10,000)	4.13		7,900

Options outstanding at end of year	6,589,215	3.34	6.63	10,958,989

Options vested and expected to vest at end of year	6,326,283	3.31	6.55	10,712,527

Exercisable at end of year	3,717,320	1.54	2.87	8,301,318

Nonemployees [Member]
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Schedule Of Option Activity
	Year ended December 31, 2012
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		$	Years

Options outstanding at beginning of year	375,500	4.41	3.84
Options granted	25,000	5.50
Options exercised	(79,000)	3.53
Options expired	-	-

Options outstanding at end of year	321,500	4.71	3.52

Options vested and expected to vest at end of year	321,500	4.71	3.52

Exercisable at end of year	317,337	4.64	3.47